Events after the balance sheet date (Details) - USD ($) $ / shares in Units, $ in Billions			3 Months Ended
	Aug. 01, 2023	Jul. 28, 2023	Jun. 30, 2023	May 31, 2023	Feb. 28, 2022
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase amount				$ 2.0	$ 1.0
Branch operations in Greece
Disclosure of non-adjusting events after reporting period [line items]
Impairment loss			$ 0.1
Sale of operations | Branch operations in Greece
Disclosure of non-adjusting events after reporting period [line items]
Impairment loss		$ 0.1
Share buy-back programme
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase amount	$ 2.0
Ordinary shares | Second interim dividend, 2023
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in USD per share)	$ 0.10